Summary of Share Option Activity under 2006 Option Plan and 2007 Incentive Plan (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of options
Beginning Balance	9,551,585
Granted
Exercised
Forfeited	(5,364,860)
Expired
Ending Balance	4,186,725	9,551,585
Vested and expected to be vested at end of period	4,186,725
Exercisable at end of period	3,750,601
Weighted-average exercise price
Beginning balance	$ 1.96
Granted	$ 0
Exercised	$ 0
Forfeited	$ 2.03
Expired	$ 0
Ending Balance	$ 1.86	$ 1.96
Vested and expected to be vested at end of period	$ 1.86
Exercisable at end of period	$ 1.72
Weighted-average remaining contractual term (Years)
Ending Balance	5 years 6 months 11 days	6 years 9 months 4 days
Vested and expected to be vested at end of period	5 years 6 months 11 days
Exercisable at end of period	5 years 4 months 10 days
Aggregate intrinsic value
Exercised		$ 60,481	$ 1,324,179
Number of share
Unvested at beginning of period	793,750
Granted	450,000
Vested	(218,122)
Forfeited	(359,063)
Unvested at end of period	666,565	793,750
Weighted Average Grant-Date Fair Value
Granted	$ 1.10	$ 6.26	$ 8.00
Incentive Plan 2007
Number of share
Unvested at beginning of period	2,364,259
Granted
Vested	(827,613)
Forfeited	(1,100,523)
Unvested at end of period	436,124
Weighted Average Grant-Date Fair Value
Unvested at beginning of period	$ 0.96
Granted	$ 0
Vested	$ 1.04
Forfeited	$ 0.91
Unvested at end of period	$ 0.94
2006 Option Plan
Aggregate intrinsic value
Beginning Balance	0.00
Granted
Exercised	0
Forfeited
Expired
Ending balance	0.00
Vested and expected to be vested	0.00
Ending Balance, Exercisable	$ 0.00